Provision in Lieu of Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Provision in Lieu of Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The components of our liability in lieu of deferred income taxes are provided in the table below.

	At December 31,
	2023	2022
Deferred Tax Related Assets:
Employee benefit liabilities	$265	$267
Regulatory liabilities	42	48
Other	53	43

Total	360	358

Deferred Tax Related Liabilities:
Property, plant and equipment	2,391	2,261
Regulatory assets	287	278
Other	2	1

Total	2,680	2,540

Liability in lieu of deferred income taxes – net	$2,320	$2,182

Components of Income Tax Provisions (Benefits)
The components of our reported provision (benefit) in lieu of income taxes are as follows:

	Years Ended December 31,
	2023	2022	2021
Reported in operating expenses:
Current:
U.S. federal	$88	$136	$79
State	29	27	24
Deferred:
U.S. federal	69	39	63
Amortization of investment tax credits	(1)	(1)	(1)

Total reported in operating expenses	185	201	165

Reported in other income and deductions:
Current:
U.S. federal	—	(13)	(17)
Deferred federal	(8)	3	5

Total reported in other income and deductions	(8)	(10)	(12)

Total provision in lieu of income taxes	$177	$191	$153

Schedule of Income Tax Reconciliation
Reconciliation of provision in lieu of income taxes computed at the U.S. federal statutory rate to provision in lieu of income taxes:

	Years Ended December 31,
	2023	2022	2021
Income before provision in lieu of income taxes	$1,041	$1,096	$923

Provision in lieu of income taxes at the U.S. federal statutory rate of 21%	$219	$230	$194
Amortization of investment tax credits – net of deferred tax effect	(1)	(1)	(1)
Amortization of excess deferred taxes	(51)	(52)	(52)
Texas margin tax, net of federal tax benefit	22	22	19
Nontaxable gains on benefit plan investments	(3)	—	(3)
Other	(9)	(8)	(4)

Reported provision in lieu of income taxes	$177	$191	$153

Effective rate	17.0%	17.4%	16.6%

Schedule of Changes to Uncertain Tax Positions	The following table represents the changes to the uncertain tax positions reported in other noncurrent liabilities in our consolidated balance sheets for the years ended December 31, 2023 and 2022:

	Years Ended December 31,
	2023	2022
Balance at January 1, excluding interest and penalties	$1	$—
Additions based on tax positions related to prior years	2	1

Balance at December 31, excluding interest and penalties	$3	$1